Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2021
Basis of Presentation [Abstract]
Fair value measurement
Fair value measurement
The Group measures its derivative financial instruments, debt and equity investments at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 —	based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 —	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3 —	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable
For assets and liabilities that are recogni
z
ed in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Impairment of non-financial assets
Impairment of
non-financial
assets
At the end of the reporting period, the Group reviews the carrying amounts of its property, plant and equipment to determine whether there is any indication that these assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the relevant asset is estimated in order to determine the extent of the impairment loss (if any). Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that they may be impaired.
The recoverable amount of property, plant and equipment, and intangible assets are estimated individually. When it is not possible to estimate the recoverable amount individually, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.
In testing a cash-generating unit for impairment, corporate assets are allocated to the relevant cash-generating unit when a reasonable and consistent basis of allocation can be established, or otherwise they are allocated to the smallest group of cash generating units for which a reasonable and consistent allocation basis can be established. The recoverable amount is determined for the cash-generating unit or group of cash-generating units to which the corporate asset belongs, and is compared with the carrying amount of the relevant cash-generating unit or group of cash-generating units.
Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset (or a cash-generating unit) for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset (or a cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or a cash-generating unit) is reduced to its recoverable amount. For corporate assets or portion of corporate assets which cannot be allocated on a reasonable and consistent basis to a cash-generating unit, the Group compares the carrying amount of a group of cash-generating units, including the carrying amounts of the corporate assets or portion of corporate assets allocated to that group of cash-generating units, with the recoverable amount of the group of cash-generating units. In allocating the impairment loss, the impairment loss is allocated first to reduce the carrying amount of any goodwill (if applicable) and then to the other assets on a pro-rata basis based on the carrying amount of each asset in the unit or the group of cash-generating units. The carrying amount of an asset is not reduced below the highest of its fair value less costs of disposal (if measurable), its value in use (if determinable) and zero. The amount of the impairment loss that would otherwise have been allocated to the asset is allocated pro rata to the other assets of the unit or the group of cash-generating units. An impairment loss is recognized immediately in profit or loss.
Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit or a group of cash-generating units) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or a cash-generating unit or a group of cash-generating units) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Related parties
Related parties
A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or of a parent of the Group;
or

(b)	the party is an entity where any of the following conditions applies:

(i)	the entity and the Group are members of the same group;

(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);

(iii)	the entity and the Group are joint ventures of the same third party;

(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group; and the sponsoring employers of the post-employment benefit plan;

(vi)	the entity is controlled or jointly controlled by a person identified in (a);

(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and

(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

Property, plant and equipment and depreciation
Property, plant and equipment and depreciation
Property, plant and equipment are stated at cost less accumulated depreciation and any impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.
Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to profit or loss in the year in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.
Depreciation is calculated on a straight-line basis to write off the cost of each item of property, plant and equipment to its residual value over its estimated useful life. The principal annual rates used for this purpose are as follows:

Furniture and fixtures	20%
Computer equipment	33 1 ⁄ 3%
Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each financial year end.
An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in profit or loss in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

Intangible assets (other than goodwill)
Intangible assets (other than goodwill)
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination or asset acquisition is the fair value at the date of acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with indefinite useful lives are tested for impairment annually either individually or at the cash-generating unit level. Such intangible assets are not amortized. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

Licenses	Licenses Purchased licenses are stated at cost less any impairment losses and have indefinite useful life.
Financial instruments — Investments and other financial assets
Financial instruments — Investments and other financial assets
Initial recognition and measurement
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of accounts receivable that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Accounts receivable that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 Revenue from Contracts with Customers (“IFRS 15”) in accordance with the policies set out for “Revenue recognition” below.
In order for a financial asset to be classified and measured at amortized cost, the contractual terms needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding and the financial asset needs to be held within a business model whose objective is to collect contractual cash flows.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows. Financial assets classified and measured at fair value through other comprehensive income are held within a business model with the objective to hold financial assets in order to sell and collect contractual cash flows. Financial assets which are not held within the aforementioned business models are classified and measured at fair value through profit or loss.
All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis.
Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.
Subsequent measurement
The subsequent measurement of financial assets depends on their classification as follows:
Financial assets at amortized cost (debt instruments)
Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the consolidated statements of profit or loss when the asset is derecognized, modified or impaired.
The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating interest income and interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts and payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss are carried in the consolidated statements of financial position at fair value with net changes in fair value recognized in profit or loss.
This category includes debt investments at fair value through profit or loss, derivative instruments and equity investments which the Group had not irrevocably elected to classify at fair value through other comprehensive income. Dividend income which is derived from Group’s ordinary course of business is recognized as revenue in the consolidated statements of profit or loss when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.

Derecognition of financial assets

Derecognition of financial assets
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized (i.e., removed from the Group’s consolidated statements of financial position) when:

•	the rights to receive cash flows from the asset have expired; or

•
the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a “pass-through” arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment of financial assets
Impairment of financial assets
The Group recognizes an allowance for expected credit losses (“ECLs”) for debt instruments or financial assets at amortized cost. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
General approach
For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next
12-months
(a
12-month
ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
At each reporting date, the Group assesses whether the credit risk on a financial asset has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial asset as of the reporting date with the risk of a default occurring on the financial asset as of the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information available without undue cost of effort.
The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group.
Financial assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for accounts receivable arising from IFRS 15 which apply the simplified approach as detailed below.

Stage 1 —	Financial assets for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 —
Financial assets for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 —
Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Interest income is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit-impaired, in which case interest income is calculated based on amortized cost of the financial asset.
Simplified approach
For accounts receivable arising from IFRS 15 that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date.

Financial liabilities
Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at amortized cost or at fair value through profit or loss (warrants and derivative financial instruments), as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of financial liabilities at amortized cost, net of directly attributable transaction costs. Transaction costs directly attributable to the acquisition of financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.
The Group’s financial liabilities include accounts payable, bank borrowings, financial liabilities included in other payables and accruals, derivative financial liability and convertible bond.
Subsequent measurement
The subsequent measurement of financial liabilities depends on their classification as follows:
Financial liabilities at amortized cost
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the effective interest rate amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in profit or loss.
Convertible bonds
If the conversion option of convertible bond exhibits characteristics of an embedded derivative (when the conversion option that will be settled other than by the exchange of a fixed amount of another financial asset for a fixed number of the Group’s own equity instruments, it is a conversion option derivation), it is separated from its liability component. On initial recognition, the derivative component of the convertible bond is measured at fair value and presented separately as derivative financial instruments. Transaction costs are apportioned between the liability and derivative components of the convertible bond based on the allocation of proceeds to the liability and derivative components when the instruments are initially recognized. The portion of the transaction costs relating to the liability component is recognized initially as part of the liability. The portion relating to the derivative component is recognized immediately in the statement of profit or loss.

Derecognition of financial liabilities
Derecognition of financial liabilities
A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.
When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in profit or loss.

Derivative financial instruments
Derivative financial instruments
Derivative financial asset is initially recognized at fair value on the date on which a derivative contract is entered into and is subsequently remeasured at fair value. Derivative financial instruments are carried as an asset when the fair value is positive and as a liability when the fair value is negative. Any gain or loss arising from changes in fair value of the derivative financial instruments is taken directly to profit or loss.

Day 1 profit or loss
Day 1 profit or loss
If the fair value of the derivative financial instrument at initial recognition differs from the transaction price and the fair value is not evidenced by a quoted price in an active market for an identical asset or liability
(i.e. a Level 1 input) or a valuation technique that uses only data from observable markets, the difference between the fair value at initial recognition and the transaction price is deferred and is only recognized as a gain or loss during the term of the derivative financial instrument using a systematic basis that reflects a change in a factor (including time) that market participants would take into account when pricing the derivative financial instrument.

Classification as debt or equity
Classification as debt or equity
Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments
Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.
Perpetual instruments, which include no contractual obligation for the Group to deliver cash or other financial assets or the Group has the sole discretion to defer payment of distribution and redemption of principal amount indefinitely are classified as equity instruments.
Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

Changes in the basis for determining the contractual cash flows as a result of interest rate benchmark reform
Changes in the basis for determining the contractual cash flows as a result of interest rate benchmark reform
For changes in the basis for determining the contractual cash flows of a financial asset or financial liability to which the amortized cost measurement applies as a result of interest rate benchmark reform, the Group applies the practical expedient to account for these changes by updating the effective interest rate. Such change in effective interest rate normally has no significant effect on the carrying amount of the relevant financial asset or financial liability.
A change in the basis for determining the contractual cash flows is required by interest rate benchmark reform if and only if, both these conditions are met:

•	the change is necessary as a direct consequence of interest rate benchmark reform; and

•	the new basis for determining the contractual cash flows is economically equivalent to the previous basis (i.e. the basis immediately preceding the change).

Cash and cash equivalents
Cash and cash equivalents
For the purpose of the consolidated statements of cash flows, cash and cash equivalents comprise cash on hand and demand deposits, and short term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have a short maturity of generally within three months when acquired, less bank overdrafts which are repayable on demand and form an integral part of the Group’s cash management.
For the purpose of the consolidated statements of financial position, cash and cash equivalents comprise cash on hand and at banks, including term deposits with original maturity within 3 months, which are not restricted as to use.

Provisions
Provisions
A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.
When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in profit or loss.

Contingent liabilities
Contingent liabilities
A contingent liability is a present obligation arising from past events but is not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or the amount of the obligation cannot be measured with sufficient reliability.
Where the Group is jointly and severally liable for an obligation, the part of the obligation that is expected to be met by other parties is treated as a contingent liability and it is not recognized in the consolidated financial statements.
The Group assesses continually to determine whether an outflow of resources embodying economic benefits has become probable. If it becomes probable that an outflow of future economic benefits will be required for an item previously dealt with as a contingent liability, a provision is recognized in the consolidated financial statements in the reporting period in which the change in probability occurs, except in the extremely rare circumstances where no reliable estimate can be made.

Income tax
Income tax
Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.
Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax liabilities are recognized for all taxable temporary differences, except:

•
when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
in respect of taxable temporary differences associated with investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, and the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, the carryforward of unused tax credits and unused tax losses can be utilized, except:

•
when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.
Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxable entity by the same taxation authority in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Revenue recognition
Revenue recognition
Revenue from contracts with customers
Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.
When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.
The primary components of fee and commission income are investment banking fee and income and asset management fee.

(a)	Investment banking fee and income
Investment banking service income is composed of underwriting commission, brokerage fee and financial advisory fee. Underwriting commission earned from underwriting equity and debt securities is recognized at the point in time when the Group’s performance under the terms of a contractual arrangement is completed, which is typically at the closing of a transaction if there is no uncertainty or contingency related to the amount to be paid. The normal credit term is 60 to 120 days upon the completion of performance.
Brokerage fee earned from sales of equity and debt securities from underwriting is recognized at the point in time when the associated service is fulfilled, generally on the trade execution date.
Financial advisory fee is recognized as or when the services are rendered based on the contractual arrangement.

(b)	Asset management fee
Asset management fee primarily includes fees associated with asset management, performance-based incentive fee, brokerage and handling fee. The management fee and the performance-based incentive fee are earned for the provision of asset management services, which include portfolio diversification and rebalancing. These services represent a single performance obligation comprised of a series of distinct services which are substantially the same, being provided continuously over the contract period. Asset management fees consist of management and performance fees that are fixed or variable. Variable consideration is determined based on underlying assets under management, i.e. AUM, of a customer’s account at a specified period end. At the end of each reporting period, the Group updates the estimated transaction price (including updating its assessment of whether an estimate of variable consideration is constrained) to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period. Management fee is recognized when services are performed. Fixed consideration is recognized over the schedule period on a straight-line basis because the customer simultaneously receives and consumes the benefits provided by the Company. Performance-based incentive fee is recognized when the performance target is met and the revenue is not probable of a significant reversal.
For asset management services, when a single contract contains two performance obligations, the stand-alone selling prices of each of the distinct services underlying the performance obligations (i.e. management fee and performance-based incentive fee for asset management service and brokerage and handling fee for transaction processing service) are stated separately in the contract. These are the observable prices of services when the Company sells each of them separately.
Brokerage and handling fees are recognized at the point in time when the associated service is fulfilled, generally on the trade execution date.
Revenue from other sources
Fair value changes on financial assets at fair value through profit or loss, stock loan and derivative financial asset are recognized in the period in which they arise. Gain/loss recognized during the current period is recognized as gain/loss related to disposed investment, whereas gain/loss recognized for those financial assets at fair value through profit or loss, stock loan and derivative financial asset held at the end of the reporting period is recognized as net fair value changes on financial assets at fair value through profit or loss and stock loan and net fair value changes on derivative financial asset.
Dividend income is recognized when the shareholders’ right to receive payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.

Contract liabilities
Contract liabilities
A contract liability is recognized when the payment is made and received or the payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).
For certain customers of asset management service, the Company requires upfront payment of management fee and recorded such upfront fee as contract liabilities in other payables and accruals. Upfront fee is recognized as revenue based on the time elapsed for the service period. Asset management contracts normally cover periods of one to three years.

Government Grant
Government Grant
Government grants are not recognized until there is reasonable assurance that the Group will comply with the conditions attaching to them and that the grants will be received.
Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate. Specifically, government grants whose primary condition is that the Group should purchase, construct or otherwise acquire non-current
assets (including property, plant and equipment) are recognized as deferred income in the consolidated statement of financial position and transferred to profit or loss on a systematic and rational basis over the useful lives of the related assets.
Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Group with no future related costs are recognized in profit or loss in the period in which they become receivable. Such grants are presented under other income.

Employee benefits
Employee benefits
Retirement benefit cost
The Group operates a defined contribution Mandatory Provident Fund retirement benefit scheme (the “MPF Scheme”) under the Mandatory Provident Fund Schemes Ordinance for all of its employees. Contributions are made based on a percentage of the employees’ basic salaries and are charged to profit or loss as they become payable in accordance with the rules of the MPF Scheme. The assets of the MPF Scheme are held separately from those of the Group in an independently administered fund. The Group’s employer contributions vest fully with the employees when contributed into the MPF Scheme.

Foreign currencies
Foreign currencies
These financial statements are presented in Hong Kong dollars, which is the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency. Foreign currency transactions recorded by the entities in the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rates of exchange ruling at the end of the reporting period. Differences arising on settlement or translation of monetary items are recognized in profit or loss.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Non-monetary
items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured. The gain or loss arising on translation of a non-monetary
item measured at fair value is treated in line with the recognition of the gain or loss on change in fair value of the item (i.e., translation difference on the item whose fair value gain or loss is recognized in other comprehensive income or profit or loss is also recognized in other comprehensive income or profit or loss, respectively).
In determining the exchange rate on initial recognition of the related asset, expense or income on the derecognition of a non-monetary
asset or
non-monetary
liability relating to an advance consideration, the date of initial transaction is the date on which the Group initially recognizes the non-monetary
asset or
non-monetary
liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of the advance consideration.
For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in an exchange reserve (attributed to non-controlling
interests as appropriate).
On the disposal of a foreign operation (i.e. a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation of which the retained interest becomes a financial asset), all of the exchange differences accumulated in a foreign exchange translation reserve in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.
In addition, in relation to a partial disposal of a subsidiary that includes a foreign operation that does not result in the Group losing control over the subsidiary, the proportionate share of accumulated exchange differences are re-attributed
to
non-controlling
interests and are not recognized in profit or loss. For all other partial disposals, the proportionate share of the accumulated exchange differences is reclassified to profit or loss.